UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 7.315%, (30-day average SOFR + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,698,046
Total Collateralized Mortgage Obligations (identified cost $1,691,437)		$ 1,698,046

Foreign Corporate Bonds — 3.0%
Security	Principal Amount (000's omitted)		Value
Iceland — 3.0%
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	140,000	$ 1,007,287
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	40,000	289,783
Total Foreign Corporate Bonds (identified cost $999,379)			$ 1,297,070

Sovereign Government Bonds — 60.6%
Security	Principal Amount (000's omitted)		Value
Colombia — 1.9%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	1,654,000	$ 284,496
6.00%, 4/28/28	COP	645,000	110,317
7.00%, 3/26/31	COP	1,409,600	230,085
7.00%, 6/30/32	COP	1,367,900	214,228
			$ 839,126
Cyprus — 2.5%
Cyprus Government International Bond:
2.75%, 2/26/34(3)	EUR	407	$ 399,233
4.125%, 4/13/33(3)	EUR	618	688,080
			$ 1,087,313
Dominican Republic — 4.8%
Dominican Republic:
8.00%, 1/15/27(3)	DOP	3,970	$ 63,831
8.00%, 2/12/27(3)	DOP	20,150	322,450
12.00%, 8/8/25(1)	DOP	10,930	199,492
13.00%, 1/30/26(1)	DOP	6,240	117,413
13.00%, 6/9/34(3)	DOP	40,800	864,093
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic: (continued)
13.625%, 2/3/33(1)	DOP	16,000	$ 347,823
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,395
13.00%, 12/5/25(1)	DOP	8,440	159,386
			$ 2,088,883
Germany — 9.0%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	3,700	$ 3,880,849
			$ 3,880,849
Greece — 1.2%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)(3)	EUR	548	$ 509,852
			$ 509,852
Honduras — 0.4%
Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	158	$ 156,829
			$ 156,829
Iceland — 1.5%
Republic of Iceland:
1.50%, 5/15/23	ISK	34,247	$ 251,625
2.50%, 4/15/24	ISK	15,753	109,611
5.00%, 11/15/28	ISK	3,916	26,217
8.00%, 6/12/25	ISK	37,968	276,080
			$ 663,533
India — 5.4%
Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$ 818,747
India Government Bond, 7.10%, 4/18/29	INR	124,900	1,528,930
			$ 2,347,677
Indonesia — 3.2%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	1,053,000	$ 71,389
6.375%, 4/15/32	IDR	8,700,000	586,921
7.125%, 6/15/42	IDR	1,472,000	102,389
7.125%, 6/15/43	IDR	8,036,000	560,249
7.375%, 5/15/48	IDR	529,000	37,438
			$ 1,358,386

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Jordan — 0.4%
Kingdom of Jordan, 7.375%, 10/10/47(3)	USD	200	$ 169,492
			$ 169,492
Mexico — 7.4%
Mexican Udibonos, 4.00%, 11/30/28	MXN	58,767	$ 3,185,179
			$ 3,185,179
New Zealand — 3.9%
New Zealand Government Bond, 3.00%, 9/20/30(3)(4)	NZD	2,454	$ 1,665,696
			$ 1,665,696
Peru — 3.5%
Peru Government Bond:
5.35%, 8/12/40	PEN	1,891	$ 402,597
5.40%, 8/12/34	PEN	1,581	360,017
6.15%, 8/12/32	PEN	2,100	518,886
6.95%, 8/12/31	PEN	845	222,375
			$ 1,503,875
Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$ 601,427
			$ 601,427
Romania — 0.6%
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$ 269,534
			$ 269,534
Serbia — 4.1%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$ 1,784,437
			$ 1,784,437
South Africa — 4.7%
Republic of South Africa:
8.00%, 1/31/30	ZAR	9,000	$ 440,885
10.50%, 12/21/26	ZAR	27,560	1,583,286
			$ 2,024,171
South Korea — 3.5%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	1,901,500	$ 1,486,814
			$ 1,486,814
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.5%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	563	$ 11,739
11.67%, 11/22/23	UAH	1,508	31,041
15.84%, 2/26/25	UAH	6,741	124,435
16.00%, 5/24/23	UAH	1,057	26,250
			$ 193,465
Uruguay — 0.7%
Uruguay Government Bond, 3.875%, 7/2/40	UYU	10,996	$ 301,463
			$ 301,463
Total Sovereign Government Bonds (identified cost $27,959,240)			$26,118,001

U.S. Government Agency Mortgage-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.796%, (COF + 1.79%), with maturity at 2035(5)	$106	$ 103,033
5.00%, with maturity at 2052	975	970,275
5.50%, 30-Year, TBA(6)	2,700	2,723,202
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,794,304)		$ 3,796,510

U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(7)(8)	$537	$ 367,088
0.625%, 7/15/32(7)	336	319,682
Total U.S. Treasury Obligations (identified cost $725,166)		$ 686,770

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 20.8%
Affiliated Fund — 9.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(9)	4,243,350	$ 4,243,350
Total Affiliated Fund (identified cost $4,243,350)		$ 4,243,350

U.S. Treasury Obligations — 11.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/23	$634	$ 633,420
0.00%, 5/9/23	866	865,208
0.00%, 5/16/23	2,250	2,246,051
0.00%, 5/30/23(8)	1,000	996,691
Total U.S. Treasury Obligations (identified cost $4,741,478)		$ 4,741,370
Total Short-Term Investments (identified cost $8,984,828)		$ 8,984,720

Total Purchased Options — 0.1% (identified cost $21,968)	$ 33,429
Total Investments — 98.8% (identified cost $44,176,322)	$42,614,546
Total Written Swaptions — (0.0)%(10) (premiums received $36,050)	$ (1,016)
Other Assets, Less Liabilities — 1.2%	$ 529,576
Net Assets — 100.0%	$43,143,106
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $3,032,012 or 7.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $11,120,151 or 25.8% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(6)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(10)	Amount is less than (0.05)%.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	145,000	BRL	4.80	9/6/23	$ 33,429
Total							$33,429

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/3/23 to pay SOFR and receive 3.31%	Bank of America, N.A.	USD	(1,000,000)	5/3/23	$ (744)
Option to enter into interest rate swap expiring 5/17/23 to pay SOFR and receive 3.60%	Bank of America, N.A.	USD	(900,000)	5/17/23	(272)
Total					$(1,016)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	135,918	PHP	7,500,000	5/24/23	$ 459
USD	253,026	PHP	14,000,000	5/24/23	171
USD	252,981	PHP	14,000,000	5/24/23	125
COP	15,000,000	USD	3,266	6/21/23	(109)
COP	480,300,000	USD	104,799	6/21/23	(3,689)
EUR	11,008,954	USD	11,838,930	6/21/23	325,777
KRW	70,222,353	USD	53,132	6/21/23	(494)
KRW	342,000,000	USD	265,330	6/21/23	(8,968)
KRW	476,000,000	USD	366,495	6/21/23	(9,687)
KRW	476,000,000	USD	366,718	6/21/23	(9,910)
KRW	528,118,900	USD	408,685	6/21/23	(12,809)
PEN	2,054,316	USD	539,134	6/21/23	13,426
USD	50,954	COP	246,000,000	6/21/23	(833)
USD	57,845	COP	279,273,168	6/21/23	(945)
USD	128,438	COP	623,000,000	6/21/23	(2,712)
USD	170,495	COP	823,138,552	6/21/23	(2,787)
USD	145,756	COP	707,000,000	6/21/23	(3,078)
USD	429,845	COP	2,085,000,000	6/21/23	(9,077)
USD	169,995	EUR	158,078	6/21/23	(4,678)
USD	708,889	EUR	646,089	6/21/23	(5,028)
USD	515,894	EUR	479,727	6/21/23	(14,196)
USD	829,014	EUR	770,895	6/21/23	(22,812)
USD	834,224	EUR	775,740	6/21/23	(22,956)
USD	1,252,290	EUR	1,164,497	6/21/23	(34,460)
USD	1,524,193	EUR	1,417,338	6/21/23	(41,942)
USD	1,645,310	EUR	1,529,965	6/21/23	(45,275)
USD	2,247,481	EUR	2,089,920	6/21/23	(61,845)
USD	4,868,990	EUR	4,527,647	6/21/23	(133,982)
USD	17,009	PEN	65,000	6/21/23	(475)
USD	61,518	PEN	233,000	6/21/23	(1,153)
USD	125,066	PEN	474,000	6/21/23	(2,428)
USD	118,566	PEN	451,522	6/21/23	(2,882)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	223,415	PEN	853,000	6/21/23	$ (6,020)
USD	262,440	PEN	1,000,000	6/21/23	(6,536)
USD	241,424	PEN	922,000	6/21/23	(6,571)
USD	503,041	PEN	1,919,000	6/21/23	(13,123)
USD	537,034	PEN	2,054,316	6/21/23	(15,526)
CLP	102,000,000	USD	125,569	6/22/23	(49)
CLP	55,600,000	USD	68,536	6/22/23	(115)
USD	194,017	CLP	157,600,000	6/22/23	75
IDR	1,638,200,000	USD	104,854	7/11/23	6,709
IDR	1,283,800,000	USD	81,852	7/11/23	5,577
IDR	1,027,000,000	USD	65,519	7/11/23	4,421
IDR	1,027,000,000	USD	65,591	7/11/23	4,349
USD	75,028	IDR	1,143,000,000	7/11/23	(2,812)
USD	91,708	IDR	1,398,000,000	7/11/23	(3,497)
USD	159,725	IDR	2,435,000,000	7/11/23	(6,102)
IDR	37,593,929,911	USD	2,449,441	7/25/23	110,225
IDR	9,878,356,800	USD	643,627	7/25/23	28,963
IDR	6,300,000,000	USD	416,942	7/25/23	12,007
IDR	9,479,000,000	USD	636,204	7/25/23	9,195
IDR	5,185,466,039	USD	349,129	7/25/23	3,936
IDR	758,240,122	USD	49,617	7/25/23	2,010
IDR	1,951,000,000	USD	131,086	7/25/23	1,753
IDR	338,410,027	USD	22,416	7/25/23	626
USD	49,459	IDR	728,323,700	7/25/23	(131)
USD	142,802	IDR	2,113,400,000	7/25/23	(1,094)
USD	178,551	IDR	2,642,000,000	7/25/23	(1,336)
USD	214,328	IDR	3,170,200,000	7/25/23	(1,522)
USD	69,394	IDR	1,049,100,000	7/25/23	(2,036)
USD	514,377	IDR	7,818,533,946	7/25/23	(17,965)
USD	578,175	IDR	8,796,932,093	7/25/23	(20,784)
USD	639,707	IDR	9,878,356,800	7/25/23	(32,883)
USD	2,457,645	IDR	37,719,834,412	7/25/23	(110,594)
BRL	1,684,080	USD	314,002	9/11/23	15,345
					$ (162,757)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	93,729	USD	102,389	Standard Chartered Bank	5/5/23	$ 904	$ —
USD	371,393	EUR	337,274	Standard Chartered Bank	5/5/23	—	(296)
USD	515,195	EUR	467,865	Standard Chartered Bank	5/5/23	—	(410)
USD	107,718	CNH	731,000	Standard Chartered Bank	5/8/23	2,165	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	94,298	CNH	640,000	Standard Chartered Bank	5/8/23	$ 1,886	$ —
MYR	600,000	USD	135,654	Goldman Sachs International	5/10/23	—	(674)
MYR	700,000	USD	158,281	Goldman Sachs International	5/10/23	—	(805)
MYR	550,000	USD	124,940	Barclays Bank PLC	5/15/23	—	(1,175)
AUD	1,757,925	USD	1,160,499	Goldman Sachs International	6/21/23	5,204	—
AUD	108,270	USD	72,287	HSBC Bank USA, N.A.	6/21/23	—	(491)
CAD	852,000	USD	626,717	Citibank, N.A.	6/21/23	2,760	—
CAD	852,000	USD	626,719	Goldman Sachs International	6/21/23	2,758	—
CAD	756,000	USD	556,034	HSBC Bank USA, N.A.	6/21/23	2,516	—
CZK	4,071,560	EUR	171,060	Citibank, N.A.	6/21/23	1,222	—
CZK	2,114,220	EUR	88,579	Standard Chartered Bank	6/21/23	907	—
CZK	2,114,220	EUR	88,579	UBS AG	6/21/23	906	—
EUR	217,602	USD	240,279	Citibank, N.A.	6/21/23	167	—
EUR	1,872,318	USD	2,067,560	Standard Chartered Bank	6/21/23	1,320	—
GBP	1,240,000	USD	1,488,164	State Street Bank and Trust Company	6/21/23	71,811	—
JPY	748,013,672	USD	5,601,541	Bank of America, N.A.	6/21/23	—	(69,646)
MYR	510,000	USD	113,076	Barclays Bank PLC	6/21/23	1,957	—
MYR	80,435	USD	17,855	Barclays Bank PLC	6/21/23	288	—
MYR	819,500	USD	182,184	Credit Agricole Corporate and Investment Bank	6/21/23	2,659	—
NZD	1,600,000	USD	977,925	Standard Chartered Bank	6/21/23	11,320	—
THB	3,082,600	USD	89,222	Standard Chartered Bank	6/21/23	1,486	—
THB	2,320,000	USD	66,789	Standard Chartered Bank	6/21/23	1,480	—
USD	252,423	MXN	4,870,000	Citibank, N.A.	6/21/23	—	(15,728)
USD	406,332	MXN	7,516,000	Standard Chartered Bank	6/21/23	—	(7,514)
USD	221,462	MXN	4,280,000	Standard Chartered Bank	6/21/23	—	(14,204)
USD	274,519	MXN	5,293,000	Standard Chartered Bank	6/21/23	—	(16,923)
USD	424,307	MXN	7,834,100	UBS AG	6/21/23	—	(7,054)
USD	1,518,635	MXN	27,881,000	UBS AG	6/21/23	—	(16,546)
USD	372,531	NZD	600,000	Bank of America, N.A.	6/21/23	1,564	—
USD	622,227	NZD	1,000,000	HSBC Bank USA, N.A.	6/21/23	3,949	—
USD	1,513,954	NZD	2,477,007	Standard Chartered Bank	6/21/23	—	(17,525)
USD	179,073	ZAR	3,318,132	Goldman Sachs International	6/21/23	—	(1,511)
USD	179,512	ZAR	3,327,963	Goldman Sachs International	6/21/23	—	(1,608)
USD	179,393	ZAR	3,327,964	Goldman Sachs International	6/21/23	—	(1,727)
USD	179,267	ZAR	3,327,964	Goldman Sachs International	6/21/23	—	(1,852)
USD	718,446	ZAR	13,302,023	Goldman Sachs International	6/21/23	—	(5,496)
ZAR	1,420,000	USD	76,438	Citibank, N.A.	6/21/23	843	—
AUD	920,000	USD	619,663	Bank of America, N.A.	7/20/23	—	(8,868)
AUD	948,737	USD	638,817	BNP Paribas	7/20/23	—	(8,943)
USD	314,194	BRL	1,684,080	Citibank, N.A.	9/11/23	—	(15,153)
USD	724,291	ZAR	13,297,982	UBS AG	9/18/23	6,866	—
						$126,938	$(214,149)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 65,964	$ 3,978
5/15/23	COP	400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	85,143	(763)
5/16/23	COP	604,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	128,565	(1,164)
5/16/23	COP	455,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	95,499	1,394
5/22/23	COP	881,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	187,527	(1,018)
5/24/23	COP	213,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	45,338	(290)
6/12/23	COP	609,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	129,630	(1,412)
6/19/23	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	146,381	(1,802)
6/23/23	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	148,787	(1,705)
6/26/23	COP	391,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	83,227	(1,152)
6/29/23	COP	645,915	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	137,487	(3,995)
6/30/23	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	74,500	(702)
						$ (8,631)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	5	Long	6/21/23	$ 707,031	$ 33,737
U.S. 10-Year Treasury Note	14	Long	6/21/23	1,612,844	50,048
Euro-Bobl	(1)	Short	6/8/23	(129,991)	(110)
Euro-Bund	(10)	Short	6/8/23	(1,493,736)	(2,396)
Euro-Buxl	(1)	Short	6/8/23	(153,715)	(7,080)
Japan 10-Year Bond	(1)	Short	6/13/23	(1,090,682)	(23,202)
					$ 50,997

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 43,909
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	43,909
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	29,247
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	43,633
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(37,395)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(56,092)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(56,207)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(58,019)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(1,865)
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	199
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(21,650)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(7,838)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	547
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	91
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	4,924
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	(816)
							$ (73,423)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	1,550	Receives	6-months AUD Bank Bill (pays semi-annually)	3.63% (pays semi-annually)	4/5/25	$ (422)	$ —	$ (422)
CAD	3,230	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	4.44% (pays semi-annually)	1/10/25	(2,525)	—	(2,525)
CAD	2,280	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	(9,155)	1	(9,154)
CLP	59,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	2,233	—	2,233
CLP	643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	24,121	—	24,121
CLP	96,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	3,580	—	3,580
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	3,335	—	3,335
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	3,230	—	3,230
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	3,074	—	3,074
CLP	84,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	2,672	—	2,672
CLP	52,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	1,640	—	1,640
CLP	72,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	2,133	—	2,133
CLP	82,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	2,361	—	2,361
CNY	3,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	2,942	—	2,942
CNY	3,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	2,933	—	2,933
CNY	3,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	3,163	—	3,163
COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	7,388	—	7,388
COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	20,690	—	20,690

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	$ 5,754	$ —	$ 5,754
COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	12,012	—	12,012
COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	5,776	—	5,776
COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	5,864	—	5,864
COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	11,783	—	11,783
COP	853,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	13,672	—	13,672
COP	210,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	1,688	—	1,688
COP	400,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	2,895	—	2,895
COP	211,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	1,419	—	1,419
COP	213,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	1,016	—	1,016
COP	147,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	564	—	564
COP	351,773	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	295	—	295
COP	131,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(5)	(2)	(7)
COP	252,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(147)	—	(147)
COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	14,191	—	14,191
COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	14,750	—	14,750
COP	350,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.54% (pays quarterly)	12/21/27	(6,163)	—	(6,163)
COP	1,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(23,574)	—	(23,574)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	511,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	$(11,300)	$ —	$ (11,300)
COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	4,851	—	4,851
COP	900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	121	—	121
COP	726,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(28,052)	—	(28,052)
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	1,888	—	1,888
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	2,124	—	2,124
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	(5,650)	—	(5,650)
JPY	26,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(14,107)	—	(14,107)
JPY	23,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(12,653)	—	(12,653)
JPY	25,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(14,025)	—	(14,025)
JPY	11,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(6,710)	—	(6,710)
JPY	11,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(6,388)	—	(6,388)
JPY	11,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(6,384)	—	(6,384)
KRW	360,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	916	—	916
KRW	397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	1,247	—	1,247
KRW	221,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	380	—	380
KRW	238,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	554	—	554
KRW	347,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	821	—	821

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	200,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	$ (82)	$ —	$ (82)
KRW	435,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	1,224	—	1,224
KRW	623,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.10% (pays quarterly)	2/1/28	(1,370)	—	(1,370)
MXN	18,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	25,232	—	25,232
MXN	4,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	1,679	—	1,679
MXN	13,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	6,040	—	6,040
MXN	5,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	447	—	447
NZD	1,850	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	13,939	—	13,939
NZD	2,000	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	15,366	—	15,366
NZD	1,000	Pays	3-month NZD Bank Bill (pays quarterly)	4.98% (pays semi-annually)	2/2/25	(1,888)	—	(1,888)
PLN	890	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	917	—	917
PLN	1,010	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(3,838)	—	(3,838)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(16,761)	—	(16,761)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(20,094)	—	(20,094)
PLN	800	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(28,432)	—	(28,432)
PLN	510	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(578)	—	(578)
PLN	590	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(4,190)	—	(4,190)
PLN	1,500	Receives	6-month PLN WIBOR (pays annually)	5.98% (pays semi-annually)	12/21/32	(14,159)	—	(14,159)
PLN	750	Receives	6-month PLN WIBOR (pays annually)	5.32% (pays semi-annually)	2/1/33	1,672	—	1,672
SEK	4,250	Pays	3-month SEK STIBOR (pays quarterly)	3.47% (pays annually)	4/6/25	(336)	—	(336)
TWD	15,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	3,861	—	3,861
TWD	46,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	10,237	—	10,237
TWD	5,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.25% (pays quarterly)	2/2/28	475	—	475
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(14,213)	—	(14,213)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	$ 678	$ —	$ 678
USD	1,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(5,504)	—	(5,504)
ZAR	11,646	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(18,402)	6	(18,396)
ZAR	11,235	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(16,671)	7	(16,664)
ZAR	11,919	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(17,625)	6	(17,619)
ZAR	9,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.70% (pays quarterly)	2/1/28	(13,269)	—	(13,269)
ZAR	3,001	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	124	4	128
ZAR	2,820	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	149	4	153
ZAR	3,158	Pays	3-month ZAR JIBAR (pays quarterly)	8.26% (pays quarterly)	2/27/28	(797)	4	(793)
ZAR	3,021	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	2/27/28	48	4	52
Total						$(53,305)	$ 34	$ (53,271)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	1,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	$ 2,791
JPMorgan Chase Bank, N.A.	MYR	1,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	3,387
Total							$6,178
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	$ 700	1.00% (pays quarterly)(1)	6.06%	12/20/27	$ (130,158)	$ 145,761	$ 15,603
Petroleos Mexicanos	1,400	1.00% (pays quarterly)(1)	6.28	6/20/28	(292,365)	298,430	6,065
Total	$2,100				$(422,523)	$444,191	$21,668

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$ 300	1.00% (pays quarterly)(1)	0.57%	6/20/24	$ 1,778	$ (1,021)	$ 757
Vietnam	Goldman Sachs International	900	1.00% (pays quarterly)(1)	1.31	6/20/28	(11,551)	14,703	3,152
Total		$1,200				$ (9,773)	$13,682	$3,909
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 4,907
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 520,798 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	1,597
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(13,344)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(36,169)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	Not Applicable/ 4/20/32	(5,024)
				$(48,033)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SEK	– Swedish Krona
THB	– Thai Baht
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $39,932,972)	$ 38,371,196
Affiliated investment, at value (identified cost $4,243,350)	4,243,350
Cash	2,671
Deposits for derivatives collateral:
Futures contracts	153,373
Centrally cleared derivatives	1,611,955
Foreign currency, at value (identified cost $730,510)	736,402
Interest and dividends receivable	478,655
Dividends receivable from affiliated investment	16,288
Receivable for investments sold	2,067,660
Receivable for variation margin on open centrally cleared derivatives	124,783
Receivable for open forward foreign currency exchange contracts	126,938
Receivable for open swap contracts	16,591
Upfront payments on open non-centrally cleared swap contracts	1,021
Receivable for closed swap contracts	26,266
Receivable for open non-deliverable bond forward contracts	5,372
Receivable from affiliate	15,856
Total assets	$47,998,377
Liabilities
Written swaptions outstanding, at value (premiums received $36,050)	$ 1,016
Payable for investments purchased	1,478,440
Payable for when-issued securities/forward purchase commitments	2,720,578
Payable for variation margin on open futures contracts	8,058
Payable for open forward foreign currency exchange contracts	214,149
Payable for open swap contracts	54,537
Payable for closed swap contracts	155,760
Upfront receipts on open non-centrally cleared swap contracts	14,703
Payable for open non-deliverable bond forward contracts	14,003
Payable to affiliate:
Investment adviser fee	16,948
Trustees' fees	225
Accrued foreign capital gains taxes	6,641
Accrued expenses	170,213
Total liabilities	$ 4,855,271
Net Assets applicable to investors' interest in Portfolio	$43,143,106

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 59,973
Interest income (net of foreign taxes withheld of $5,362)	835,313
Total investment income	$ 895,286
Expenses
Investment adviser fee	$ 89,345
Trustees’ fees and expenses	1,326
Custodian fee	94,493
Legal and accounting services	46,399
Interest expense and fees	3,129
Miscellaneous	1,492
Total expenses	$ 236,184
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 110,063
Total expense reductions	$ 110,063
Net expenses	$ 126,121
Net investment income	$ 769,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $2,783)	$ (1,880,377)
Futures contracts	30,368
Swap contracts	(340,440)
Foreign currency transactions	98,181
Forward foreign currency exchange contracts	370,785
Non-deliverable bond forward contracts	91,804
Net realized loss	$(1,629,679)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $6,641)	$ 4,873,468
Written swaptions	144,940
Futures contracts	(66,488)
Swap contracts	245,840
Foreign currency	1,551
Forward foreign currency exchange contracts	(519,109)
Non-deliverable bond forward contracts	(25,480)
Net change in unrealized appreciation (depreciation)	$ 4,654,722
Net realized and unrealized gain	$ 3,025,043
Net increase in net assets from operations	$ 3,794,208

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 769,165	$ 1,267,521
Net realized loss	(1,629,679)	(2,839,955)
Net change in unrealized appreciation (depreciation)	4,654,722	(6,379,198)
Net increase (decrease) in net assets from operations	$ 3,794,208	$ (7,951,632)
Capital transactions:
Contributions	$ 14,639,672	$ 3,228,450
Withdrawals	(3,845,640)	(24,824,354)
Net increase (decrease) in net assets from capital transactions	$10,794,032	$(21,595,904)
Net increase (decrease) in net assets	$14,588,240	$(29,547,536)
Net Assets
At beginning of period	$ 28,554,866	$ 58,102,402
At end of period	$43,143,106	$ 28,554,866

See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.70% (1)(2)(3)(4)	0.72% (2)(3)(4)	0.71% (3)(4)	0.71% (3)(4)	0.81% (3)(4)	0.81% (3)(4)
Net investment income	4.29% (1)	3.13%	1.86%	2.48%	3.73%	3.81%
Portfolio Turnover	111% (5)(6)	159% (6)	102% (6)	88% (6)	92%	23%
Total Return	13.04% (4)(5)	(18.54)% (4)	(0.08)% (4)	6.04% (4)	5.92% (4)	(2.28)% (4)
Net assets, end of period (000’s omitted)	$43,143	$28,555	$58,102	$57,167	$84,644	$95,163
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.015% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022 and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020, 2019 and 2018.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.61%, 0.40%, 0.19%, 0.16%, 0.09% and 0.11% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Bond Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.  U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index,  and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

O  Swaptions—A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to- market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $89,345 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $107,731 of the Portfolio’s operating expenses for the six months ended April 30, 2023.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $2,332 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 20,706,013	$ 13,080,716
U.S. Government and Agency Securities	20,376,861	20,253,151
	$41,082,874	$33,333,867
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 44,625,213
Gross unrealized appreciation	$ 746,380
Gross unrealized depreciation	(3,108,637)
Net unrealized depreciation	$ (2,362,257)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $295,256. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,329 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 33,429	$ —	$ 33,429
Not applicable	—	545,149*	522,408*	1,067,557
Receivable for open forward foreign currency exchange contracts	—	126,938	—	126,938
Receivable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	1,778	—	12,682	14,460
Receivable for open non-deliverable bond forward contracts	—	—	5,372	5,372
Total Asset Derivatives	$ 1,778	$ 705,516	$ 540,462	$ 1,247,756
Derivatives not subject to master netting or similar agreements	$ —	$ 545,149	$ 522,408	$ 1,067,557
Total Asset Derivatives subject to master netting or similar agreements	$ 1,778	$ 160,367	$ 18,054	$ 180,199
Written swaptions outstanding, at value	$ —	$ —	$ (1,016)	$ (1,016)
Not applicable	(422,523)*	(707,906)*	(598,139)*	(1,728,568)
Payable for open forward foreign currency exchange contracts	—	(214,149)	—	(214,149)
Payable/Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(11,551)	—	(54,537)	(66,088)
Payable for open non-deliverable bond forward contracts	—	—	(14,003)	(14,003)
Total Liability Derivatives	$(434,074)	$(922,055)	$(667,695)	$(2,023,824)
Derivatives not subject to master netting or similar agreements	$(422,523)	$(707,906)	$(598,139)	$(1,728,568)
Total Liability Derivatives subject to master netting or similar agreements	$ (11,551)	$(214,149)	$ (69,556)	$ (295,256)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 1,564	$ (1,564)	$ —	$ —	$ —
Barclays Bank PLC	7,152	(1,175)	—	—	5,977
BNP Paribas	1,597	(1,597)	—	—	—
Citibank, N.A.	41,212	(30,881)	—	—	10,331
Credit Agricole Corporate and Investment Bank	2,659	—	—	—	2,659
Goldman Sachs International	15,112	(15,112)	—	—	—
HSBC Bank USA, N.A.	6,465	(491)	—	—	5,974
JPMorgan Chase Bank, N.A.	3,387	—	—	—	3,387
Standard Chartered Bank	21,468	(21,468)	—	—	—
State Street Bank and Trust Company	71,811	—	—	—	71,811
UBS AG	7,772	(7,772)	—	—	—
	$180,199	$(80,060)	$ —	$ —	$100,139

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (84,990)	$ 1,564	$ —	$ —	$ (83,426)
Barclays Bank PLC	(1,175)	1,175	—	—	—
BNP Paribas	(8,943)	1,597	—	—	(7,346)
Citibank, N.A.	(30,881)	30,881	—	—	—
Goldman Sachs International	(88,304)	15,112	—	—	(73,192)
HSBC Bank USA, N.A.	(491)	491	—	—	—
Standard Chartered Bank	(56,872)	21,468	—	—	(35,404)
UBS AG	(23,600)	7,772	—	—	(15,828)
	$(295,256)	$80,060	$ —	$ —	$(215,196)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ (32,900)	$ (32,900)
Futures contracts	—	—	30,368	30,368
Swap contracts	95,828	—	(436,268)	(340,440)
Forward foreign currency exchange contracts	—	370,785	—	370,785
Non-deliverable bond forward contracts	—	—	91,804	91,804
Total	$95,828	$ 370,785	$(346,996)	$ 119,617
Change in unrealized appreciation (depreciation):
Investments	$ —	$ 11,461	$ 32,899	$ 44,360
Written swaptions	—	—	144,940	144,940
Futures contracts	—	—	(66,488)	(66,488)
Swap contracts	(7,492)	—	253,332	245,840
Forward foreign currency exchange contracts	—	(519,109)	—	(519,109)
Non-deliverable bond forward contracts	—	—	(25,480)	(25,480)
Total	$ (7,492)	$(507,648)	$ 339,203	$(175,937)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Call Options	Written Swaptions	Swap Contracts
$1,774,000	$2,478,000	$67,062,000	$1,558,000	$10,071,000	$1,957,000	$57,693,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $41,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $4,243,350, which represents 9.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,368,351	$38,963,528	$(36,088,529)	$ —	$ —	$4,243,350	$59,973	4,243,350
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,698,046	$ —	$ 1,698,046
Foreign Corporate Bonds	—	1,297,070	—	1,297,070
Sovereign Government Bonds	—	26,118,001	—	26,118,001
U.S. Government Agency Mortgage-Backed Securities	—	3,796,510	—	3,796,510
U.S. Treasury Obligations	—	686,770	—	686,770
Short-Term Investments:
Affiliated Fund	4,243,350	—	—	4,243,350
U.S. Treasury Obligations	—	4,741,370	—	4,741,370
Purchased Currency Options	—	33,429	—	33,429
Total Investments	$ 4,243,350	$ 38,371,196	$ —	$ 42,614,546
Forward Foreign Currency Exchange Contracts	$ —	$ 672,087	$ —	$ 672,087
Non-Deliverable Bond Forward Contracts	—	5,372	—	5,372
Futures Contracts	83,785	—	—	83,785
Swap Contracts	—	453,083	—	453,083
Total	$ 4,327,135	$ 39,501,738	$ —	$ 43,828,873
Liability Description
Written Interest Rate Swaptions	$ —	$ (1,016)	$ —	$ (1,016)
Forward Foreign Currency Exchange Contracts	—	(922,055)	—	(922,055)
Non-Deliverable Bond Forward Contracts	—	(14,003)	—	(14,003)

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (32,788)	$ —	$ —	$ (32,788)
Swap Contracts	—	(1,053,962)	—	(1,053,962)
Total	$ (32,788)	$ (1,991,036)	$ —	$ (2,023,824)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$ 532,429	$ 41,884	$ 574,313
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—
Cost of purchases	—	—	—
Proceeds from sales, including return of capital	—	—	—
Accrued discount (premium)	—	—	—
Transfers to Level 3	—	—	—
Transfers from Level 3(1)	(532,429)	(41,884)	(574,313)
Balance as of April 30, 2023	$ —	$ —	$ —
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Global Bond Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Bond Fund and International Income Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Bond Fund and International Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Global Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023